As filed with the Securities and Exchange Commission on 9/20/2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

	Schedule of Investments
	July 31, 2007 (Unaudited)
	Perritt Emerging Opportunities Fund

Shares		Value
	COMMON STOCKS - 73.90%
	Air Transport - 0.68%
49,000	AeroCentury Corp. (a)	$928,550

	Auto Components - 1.14%
100,000	Sorl Auto Pts, Inc. (a)	706,000
130,000	Wonder Auto Technology, Inc. (a)	851,500
		1,557,500
	Auto/Truck Parts & Equipment - 0.35%
209,000	Proliance International, Inc. (a)	478,610

	Biotechnology - 1.01%
154,000	Commonwealth Biotechnologies, Inc. (a)	508,200
200,000	Isoray, Inc. (a)	870,000
		1,378,200
	Building Materials - 3.46%
410,000	Goldfield Corp. (a)	319,800
81,000	Meadow Valley Corporation (a)	1,035,180
67,300	MFRI, Inc. (a)	1,864,547
54,000	Ready Mix, Inc. (a)	685,800
86,000	US Home Systems, Inc. (a)	798,940
		4,704,267
	Business Services - 5.94%
53,000	Acorn Factor, Inc. (a)	262,350
1,600,654	BrandPartners Group, Inc. (a)	160,066
172,000	Clearpoint Business Resources, Inc. (a)	806,680
142,200	Fortune Industries, Inc. (a)	426,600
132,100	Global Traffic Network, Inc. (a)	926,021
98,000	GP Strategies Corporation (a)	1,056,440
310,971	Newtek Business Services, Inc. (a)	565,967
70,000	PacificNet, Inc. (a)	315,700
115,000	Perceptron, Inc. (a)	1,127,000
84,000	Questar Assessment, Inc. (a)	546,000
67,000	RCM Technologies, Inc. (a)	580,890
48,500	Rentrak Corporation (a)	717,800
60,000	Willdan Group, Inc. (a)	591,000
		8,082,514
	Chemicals and Related Products - 1.33%
100,000	Flexible Solutions (a)R	339,000
	(Acquired 4/13/05, Cost $375,000)
93,500	Flexible Solutions International, Inc. (a)	316,965
50,000	KMG Chemicals, Inc.	1,037,500
60,000	TOR Minerals International, Inc. (a)	120,600
		1,814,065
	Communications Equipment - 0.65%
54,150	Allied Motion Technologies, Inc. (a)	357,390
70,000	Ditech Networks, Inc. (a)	522,200
		879,590
	Computers & Electronics - 4.91%
182,500	ADDvantage Technologies Group, Inc. (a)	1,096,825
228,881	American Technology Corp. (a)	910,946
80,256	Astrata Group, Inc. (a)R	52,166
	(Acquried 4/26/05 and 1/29/07, Cost $210,000)
209,744	Astrata Group, Inc. (a)	136,334
46,800	Comarco, Inc.	281,268
51,000	Cyberoptics Corp. (a)	636,480
90,000	Napco Security Systems, Inc. (a)	599,400
74,000	Overland Storage, Inc. (a)	167,240
35,000	Rimage Corp. (a)	841,400
480,000	Socket Communications, Inc. (a)	436,800
55,000	Spectrum Control, Inc. (a)	897,600
37,550	Williams Controls, Inc. (a)	625,208
		6,681,667
	Consumer Products - Distributing - 1.33%
87,200	ACR Group, Inc. (a)	580,752
154,473	KSW, Inc. (a)	1,231,150
		1,811,902
	Consumer Products - Manufacturing - 4.00%
50,837	Emak Worldwide, Inc. (a)	144,377
139,800	Emerson Radio Corp. (a)	364,878
50,500	Flexsteel Industries, Inc.	709,525
52,100	Hauppauge Digital, Inc. (a)	258,416
155,000	International Absorbents, Inc. (a)	866,450
25,000	Matrixx Initiatives, Inc. (a)	537,250
69,000	Motorcar Parts of America, Inc. (a)	859,050
345,200	Phoenix Footwear Group, Inc. (a)	1,222,008
39,500	Tandy Brands Accessories, Inc.	485,455
		5,447,409
	Electronic Equipment & Instruments - 2.99%
30,300	Espey Manufacturing & Electronics Corp.	693,870
46,000	Frequency Electronics, Inc.	505,080
253,938	Iteris, Inc. (a)	617,069
36,500	LOUD Technologies, Inc. (a)	359,525
50,000	Magnetek, Inc. (a)	236,000
40,500	OI Corporation	564,975
46,600	Schmitt Industries, Inc. (a)	381,188
167,300	Universal Power Group, Inc. (a)	716,044
		4,073,751
	Energy & Related Services - 0.99%
120,000	Deli Solar, Inc. (a)R	249,600
	(Acquired 3/15/05 and 10/31/05, Cost $441,000)
60,000	Mitcham Industries, Inc. (a)	1,096,200
		1,345,800
	Environmental Services - 2.26%
75,000	Metalico, Inc. (a)	622,500
409,000	PDG Environmental, Inc. (a)	466,260
285,401	Perma-Fix Environmental Services (a)	867,619
439,336	TurboSonic Technologies, Inc. (a)	505,236
58,000	Versar, Inc. (a)	618,280
		3,079,895
	Financial Services - 0.42%
15,000	Hennessy Advisors, Inc.	187,500
40,000	Nicholas Financial, Inc. (a)	384,000
		571,500
	Food - 1.87%
164,500	Armanino Foods Distinction, Inc.	143,115
100,000	Inventure Group, Inc. (a)	300,000
35,000	John B. Sanfilippo & Son, Inc. (a)	387,800
70,000	Monterey Gourmet Foods, Inc. (a)	269,500
350,000	New Dragon Asia Corp. (a)	416,500
109,500	Overhill Farms, Inc. (a)	635,100
58,000	Willamette Valley Vineyard, Inc. (a)	388,020
		2,540,035
	Industrial Machinery - 0.88%
75,000	Basin Water, Inc. (a)	806,250
25,000	Met Pro Corp.	391,250
		1,197,500
	Insurance - 0.36%
72,000	CRM Holdings Ltd. (a)	491,040

	Leisure - 2.85%
60,000	Century Casinos, Inc. (a)	528,600
130,000	Cybex Intl, Inc. (a)	761,800
185,000	Envoy Capital Group, Inc. (a)	601,250
1,331,000	IA Global, Inc. (a)	585,640
42,500	Red Lion Hotels Corporation (a)	459,000
140,000	Silverleaf Resorts, Inc. (a)	852,600
100,684	Utix Group, Inc. (a)(c)	94,643
		3,883,533
	Management Consulting Services - 1.80%
200,000	Management Network Group, Inc. (a)	482,000
120,000	SM&A (a)	843,600
55,000	TechTeam Global, Inc. (a)	640,200
52,000	Tier Technologies, Inc. (a)	488,020
		2,453,820
	Medical Supplies & Services - 10.23%
78,000	Allied Healthcare Products, Inc. (a)	505,050
335,000	American Bio Medica Corp. (a)	395,300
58,000	American Medical Alert Corporation (a)	571,880
39,600	Birner Dental Management Services, Inc.	871,200
222,000	CardioTech International, Inc. (a)	299,700
180,900	Carriage Services, Inc. (a)	1,604,583
86,600	Criticare Systems, Inc. (a)	320,420
193,000	Health Fitness Corp. (a)	598,300
500,000	Hearusa, Inc. (a)	795,000
10,200	Hooper Holmes, Inc. (a)	26,724
252,100	Implant Sciences Corp. (a)	552,099
126,203	IRIDEX Corporation (a)	389,967
55,500	MEDTOX Scientific, Inc. (a)	1,087,800
127,800	Memry Corp. (a)	187,866
150,000	Microtek Medical Holdings, Inc. (a)	733,500
36,550	National Dentex Corporation (a)	628,295
150,000	NovaMed, Inc. (a)	799,500
1,000,000	PainCare Holdings, Inc. (a)	350,000
233,000	Pharsight Corp. (a)	370,470
250,000	PHC, Inc. (a)	750,000
62,000	Rockwell Medical Technologies, Inc. (a)	327,360
14,300	Span-America Medical Systems, Inc.	314,743
168,400	VIVUS, Inc. (a)	956,512
65,000	Zareba Systems, Inc. (a)	463,450
		13,899,719
	Minerals and Resources - 1.55%
45,257	Allied Nevada Gold Corp. (a)	248,913
1,005,000	Golden Odyssey Mining, Inc. (a)	261,300
66,500	New Gold, Inc. (a)	449,540
100,000	Uranium Resources, Inc. (a)	891,000
57,000	Vista Gold Corp. (a)	259,350
		2,110,103
	Motion Pictures - 0.27%
60,150	Ballantyne Omaha, Inc. (a)	372,930

	Oil & Gas - 1.47%
64,000	CE Franklin Ltd. (a)	672,000
407,500	Far East Energy Corp. (a)R	603,100
	(Acquired 12/31/04, 10/31/05, 5/2/07, 5/3/07 and 6/6/07, Cost $385,179)
60,000	Teton Energy Corp. (a)	275,400
47,250	TGC Industries, Inc. (a)	444,150
		1,994,650
	Retail - 4.08%
41,000	Cost-U-Less, Inc. (a)	405,900
42,000	Factory Card & Party Outlet Corp. (a)	309,960
64,500	GTSI Corp. (a)	844,950
90,000	Hastings Entertainment, Inc. (a)	658,800
60,000	LJ International, Inc. (a)	422,400
152,200	Man Sang Holdings, Inc.	1,757,910
91,000	Shoe Pavilion, Inc. (a)	250,250
65,000	Sport Supply Group, Inc.	667,550
169,900	Varsity Group, Inc. (a)	185,191
295,000	Western Power & Equipment Corp. (a)	38,350
		5,541,261
	Semiconductor Related Products - 3.68%
95,000	AXT, Inc. (a)	460,750
280,100	California Micro Devices Corp. (a)	1,254,848
80,000	Cascade Microtech, Inc. (a)	808,000
130,000	Catalyst Semiconductor, Inc. (a)	618,800
175,000	FSI International, Inc. (a)	497,000
74,472	Ibis Technology Corp. (a)	110,219
108,425	Sparton Corporation (a)	681,993
100,000	White Electric Designs Corp. (a)	582,000
		5,013,610
	Software - 3.09%
97,000	American Software, Inc. - Class A	1,133,930
218,000	ARI Network Services, Inc. (a)	350,980
429,740	CTI Group Holdings, Inc. (a)	154,706
200,000	Evolving Systems, Inc. (a)	366,000
747,200	Stockgroup Information Systems, Inc. (a)	792,032
46,000	Versant Corp. (a)	1,000,500
200,000	Wave Systems Corp. (a)	402,000
		4,200,148
	Specialty Manufacturing - 6.29%
139,200	Baldwin Technology Company, Inc. - Class A (a)	825,456
70,000	Core Molding Technologies, Inc. (a)	561,400
356,200	Electric & Gas Technology, Inc. (a)	76,583
52,100	Hawk Corporation - Class A (a)	760,660
25,000	Hurco Companies, Inc. (a)	1,164,500
47,000	LMI Aerospace, Inc. (a)	1,041,990
60,000	Modtech Holdings, Inc. (a)	113,400
35,500	Nobility Homes, Inc.	692,250
187,500	North American Galvanizing & Coatings, Inc. (a)	1,410,000
57,000	RF Monolithics, Inc. (a)	279,300
28,000	Universal Stainless & Alloy Products, Inc. (a)	1,056,720
80,000	Veri-Tek International Corp. (a)	560,000
		8,542,259
	Technology - 1.31%
125,000	Ceragon Networks Ltd. (a)	1,786,250

	Telecommunications - 2.71%
51,000	EFJ, Inc. (a)	277,440
64,000	Globecomm Systems, Inc. (a)	787,200
40,000	Micronetics, Inc. (a)	390,400
38,000	Radyne Corporation (a)	424,460
130,000	RELM Wireless Corporation (a)	668,200
130,000	TeleCommunication Systems, Inc. - Class A (a)	560,300
235,000	TII Network Technologies, Inc. (a)	578,100
		3,686,100
	TOTAL COMMON STOCKS (Cost $85,242,434)	$100,548,178

	WARRANTS - 0.00%
	Warrant - 0.00%
60,000	Astrata Warrants, Strike Price $3.50, Expiring 4/15/2010 (a)R	$–
	(Acquired 4/26/05, Cost $0)
100,000	Flexible Solutions Warrants, Strike Price $4.50, Expiring 4/8/2009 (a)R	–
	(Acquired 4/13/05, Cost $0)
	TOTAL WARRANTS (Cost $0)	$–

Principal
Amount		Value
	CORPORATE BONDS - 0.18%
$250,000	Monmouth Capital Corporation, 8.00%, 3/30/2015R	$250,000
	TOTAL CORPORATE BONDS (Cost $250,000)	$250,000

	SHORT TERM INVESTMENTS - 25.89%
	Commercial Paper - 13.20%
$6,000,000	Citigroup, 5.40%, 9/4/2007	$5,970,922
6,000,000	General Electric Capital 5.29%, 8/17/2007	5,986,290
6,000,000	Prudential Funding, 5.28%, 8/6/2007	5,995,724
	TOTAL COMMERCIAL PAPER (Cost $17,952,936)	$17,952,936

	Discout Note - 12.45%
$16,945,000	Federal Home Loan Bank Discount Note, 4.93%, 8/1/2007	$16,945,000
	TOTAL DISCOUNT NOTE (Cost $16,945,000)

	Demand Notes - 0.24%
$212,506	American Family Demand Note, 4.595%, 12/31/2031 (b)	$212,506
107,415	Wisconsin Corporate Central Credit Union Demand Note	107,415
	4.869%, 12/31/2031 (b)
	TOTAL DEMAND NOTES (Cost $319,921)	$319,921

	TOTAL SHORT TERM INVESTMENTS (Cost $35,217,857)	$35,217,857
	Total Investments (Cost $120,710,291) - 99.97%	$136,016,035
	Other Assets in Excess of Liabilities - 0.03%	42,276
	TOTAL NET ASSETS - 100.00%	$136,058,311

	Footnotes

	Percentages are stated as a percent of net assets.
	(a) Non Income Producing Security.
	(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rates shown are as of July 31, 2007.
	(c)	Affiliated Company - As defined by the Investment Company Act of 1940, an "Affiliated Company"
	represents Fund ownersip of at least 5% of the outstanding voting securities of an issuer. At July 31,
	2007, the total market value of Affiliated Companies was $94,643 and the identified cost
	was $105,033.
	R	Restricted under rule 144A of the Securities Act of 1933. Such securities
	may be sold in transactions exempt from registration, normally to qualified
	institutional buyers. At July 31, 2007 the value of restricted securities
	amounted to $1,493,866 or 1.10% of total net assets.

	The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows[1]:

	Cost of investments	$ 120,710,291

	Gross unrealized appreciation	23,945,060
	Gross unrealized depreciation	(8,639,316)
	Net unrealized appreciation	$ 15,305,744

	[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Perritt Funds, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date              9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Michael J. Corbett
Michael J. Corbett, President

Date         9/17/07

By (Signature and Title)      /s/ Sam Schulz
Sam Schulz, Treasurer

Date      9/17/07